SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	[1]	$ 413,439	$ 322,856	$ 253,796
Percentage of entity's revenue		91.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 188,011	143,231
North America [Member]
Disclosure of geographical areas [line items]
Revenue		325,614	260,923	212,412
United States of America
Disclosure of geographical areas [line items]
Revenue		$ 322,658	258,388	208,203
Percentage of entity's revenue		79.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 57,071	22,087
CANADA
Disclosure of geographical areas [line items]
Revenue		2,956	2,535	4,209
Europe [Member]
Disclosure of geographical areas [line items]
Revenue		38,484	29,306	13,508
Spain
Disclosure of geographical areas [line items]
Revenue		23,831	12,929	3,671
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		38,454	38,825
IRELAND
Disclosure of geographical areas [line items]
Revenue		0	165	1,787
United Kingdom
Disclosure of geographical areas [line items]
Revenue		9,996	10,305	6,468
LUXEMBOURG
Disclosure of geographical areas [line items]
Revenue		1,000	961	205
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		5,316	5,568
GERMANY
Disclosure of geographical areas [line items]
Revenue		1,540	2,478	698
SWEDEN
Disclosure of geographical areas [line items]
Revenue		1,317	1,251	250
ITALY
Disclosure of geographical areas [line items]
Revenue		0	718	40
Other European Countries [Member]
Disclosure of geographical areas [line items]
Revenue		800	499	389
Asia [Member]
Disclosure of geographical areas [line items]
Revenue		700	1,265	1,434
India
Disclosure of geographical areas [line items]
Revenue		673	1,132	1,392
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		2,206	3,258
JAPAN
Disclosure of geographical areas [line items]
Revenue		0	0	42
Other Asian Countries [Member]
Disclosure of geographical areas [line items]
Revenue		27	133	0
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue		48,641	31,362	26,442
Argentina
Disclosure of geographical areas [line items]
Revenue		14,886	10,216	7,574
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		69,511	59,595
Brazil
Disclosure of geographical areas [line items]
Revenue		358	2,344	2,084
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		1,870	2,652
Colombia
Disclosure of geographical areas [line items]
Revenue		3,553	3,177	1,436
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		7,997	4,976
Chile
Disclosure of geographical areas [line items]
Revenue		19,243	13,425	12,424
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		1,037	971
Uruguay
Disclosure of geographical areas [line items]
Revenue		231	84	1,184
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		555	722
Mexico
Disclosure of geographical areas [line items]
Revenue		7,418	966	964
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		3,460	4,101
Peru
Disclosure of geographical areas [line items]
Revenue		2,627	852	76
Other Latin American Countries [Member]
Disclosure of geographical areas [line items]
Revenue		325	298	$ 700
Other Countries [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 534	$ 476
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue		10.20%		12.30%

[1]	Includes transactions with related parties for 5,590, 6,462 and 6,655 for 2017, 2016 and 2015, respectively. See note 21.1.